PGIM Jennison Natural Resources Fund
Schedule of Investments  (unaudited)
as of July 31, 2026
Description	Shares	Value
Long-Term Investments 98.2%
Common Stocks
Agricultural Products 1.2%
Bunge Global SA	103,313	$10,974,940
Coal & Consumable Fuels 2.9%
Cameco Corp. (Canada)	267,816	23,133,946
NexGen Energy Ltd. (Canada)*	360,011	3,292,322
		26,426,268
Construction & Engineering 3.0%
MasTec, Inc.*	80,805	21,259,795
Solv Energy, Inc. (Class A Stock)*	189,669	5,392,290
		26,652,085
Copper 6.3%
Antofagasta PLC (Chile)	129,546	6,456,675
ERO Copper Corp. (Brazil)*	1,320,458	35,454,606
Freeport-McMoRan, Inc.	132,869	8,321,586
Southern Copper Corp. (Mexico)	39,495	7,216,131
		57,448,998
Diversified Metals & Mining 11.7%
Anglo American PLC (South Africa)	474,147	24,002,033
Glencore PLC (Australia)*	1,251,571	9,218,257
Hudbay Minerals, Inc. (Canada)	1,665,243	37,786,767
Ivanhoe Electric, Inc.*	571,664	5,230,726
Lynas Rare Earths Ltd. (Australia)*	307,982	3,022,773
Rio Tinto PLC (Australia), ADR	171,105	16,571,519
Solaris Resources, Inc. (Canada)*	1,024,914	7,705,955
USA Rare Earth, Inc.*	148,759	2,223,947
		105,761,977
Electrical Components & Equipment 0.6%
Nextpower, Inc. (Class A Stock)*	56,208	5,051,413
Fertilizers & Agricultural Chemicals 1.8%
Corteva, Inc.	204,574	16,102,019
Gold 6.1%
Alamos Gold, Inc. (Canada) (Class A Stock)	247,693	6,893,296
Eldorado Gold Corp. (Turkey)	1,037,415	31,319,559
Endeavour Mining PLC (Ivory Coast)	366,528	17,345,271
		55,558,126
Heavy Electrical Equipment 2.7%
GE Vernova, Inc.	20,978	20,774,303
Innio NV (Germany)*	151,714	3,704,856
		24,479,159
Integrated Oil & Gas 14.6%
Chevron Corp.	165,629	32,600,756
Equinor ASA (Norway), ADR	224,470	9,225,717
ExxonMobil Holdings Corp.	241,063	37,470,833

PGIM Jennison Natural Resources Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Integrated Oil & Gas (cont’d.)
Shell PLC, ADR	231,988	$21,338,256
TotalEnergies SE (France)	363,225	31,912,948
		132,548,510
Oil & Gas Drilling 0.5%
Patterson-UTI Energy, Inc.	411,743	4,315,067
Oil & Gas Equipment & Services 16.0%
Baker Hughes Co.	310,636	18,790,372
Cactus, Inc. (Class A Stock)	299,819	19,491,233
Halliburton Co.	607,066	19,577,878
SLB Ltd.	334,281	16,576,995
Solaris Energy Infrastructure, Inc.	218,885	11,252,878
TechnipFMC PLC (United Kingdom)	663,015	47,511,655
WaterBridge Infrastructure LLC (Class A Stock)(a)	355,945	12,180,438
		145,381,449
Oil & Gas Exploration & Production 16.4%
Chord Energy Corp.	85,962	12,067,346
ConocoPhillips	249,256	30,030,363
Devon Energy Corp.	370,757	16,732,263
Diamondback Energy, Inc.	80,948	16,428,397
EQT Corp.	282,130	15,034,708
Gulfport Energy Corp.*	34,320	5,538,218
Harbour Energy PLC (United Kingdom)	2,643,426	8,575,008
Permian Resources Corp. (Class A Stock)	1,753,411	37,365,188
Sintana Energy, Inc. (Canada)*	637,992	170,665
Sintana Energy, Inc. (Canada) Private Placement, Reg D*(x)	1,304,999	353,916
Vista Energy SAB de CV (Argentina), ADR*	91,959	6,478,512
		148,774,584
Oil & Gas Refining & Marketing 6.8%
Neste OYJ (Finland)	541,547	19,191,553
Valero Energy Corp.	136,617	42,747,459
		61,939,012
Oil & Gas Storage & Transportation 1.2%
Williams Cos., Inc. (The)	154,183	11,030,252
Precious Metals & Minerals 0.0%
Sedibelo Resources Ltd. (South Africa) Private Placement*^(x)	523,100	70
Renewable Electricity 1.2%
Fervo Energy Co. (Class A Stock)*	133,556	3,010,352
Ormat Technologies, Inc.	78,727	7,682,181
		10,692,533
Semiconductors 0.2%
T1 Energy, Inc. (Norway)*	363,680	1,516,546

PGIM Jennison Natural Resources Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Steel 5.0%
Steel Dynamics, Inc.	103,521	$26,010,686
Vale SA (Brazil), ADR	1,295,884	19,516,013
		45,526,699

Total Long-Term Investments (cost $612,488,157)		890,179,707

Short-Term Investments 2.2%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 3.777%)(wb)	15,897,121	15,897,121
PGIM Institutional Money Market Fund (7-day effective yield 3.854%) (cost $3,884,969; includes $3,846,965 of cash collateral for securities on loan)(b)(wb)	3,888,251	3,885,141

Total Short-Term Investments (cost $19,782,090)		19,782,262

TOTAL INVESTMENTS 100.4% (cost $632,270,247)		909,961,969
Liabilities in excess of other assets (0.4)%		(3,574,520)

Net Assets 100.0%		$906,387,449

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
Reg D—Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $70 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,925,034; cash collateral of $3,846,965 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Sedibelo Resources Ltd. (South Africa)Private Placement*^	11/27/07	$4,469,143	$70	0.0%
Sintana Energy, Inc. (Canada) Private Placement, Reg D*	06/03/11	20,701,233	353,916	0.0
Total		$25,170,376	$353,986	0.0%
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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